As filed with the Securities and Exchange Commission on February 15, 2019

1933 Act Registration No. 33-38953

1940 Act Registration No. 811-06279

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 59 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61                          ☒

(Check appropriate box or boxes)

HARRIS ASSOCIATES INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 646-3600

Rana J. Wright

Harris Associates L.P.

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606

(Name and Address of Agent for Service)

With copies to:

Ndenisarya M. Bregasi, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on         pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on        pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on         pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for the following classes of the following funds, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 58 to the Registrant’s registration statement on January 25, 2019:

Investor Class, Advisor Class, Institutional Class and Service Class Shares of Oakmark Fund, Oakmark Select Fund, Oakmark Equity and Income Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on February 15, 2019.

HARRIS ASSOCIATES INVESTMENT TRUST

By:	/s/ Kristi L. Rowsell
Name:	Kristi L. Rowsell
Title:	President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 59 has been signed below by the following persons in the capacities indicated below on February 15, 2019.

	Signature	Title

	/s/ Thomas H. Hayden	Trustee
Thomas H. Hayden*

	/s/ Hugh T. Hurley, III	Trustee
Hugh T. Hurley, III*

	/s/ Patricia Louie	Trustee
Patricia Louie*

	/s/ Christine M. Maki	Trustee
Christine M. Maki*

	/s/ Laurence C. Morse, Ph.D	Trustee
Laurence C. Morse, Ph.D*

	/s/ Mindy M. Posoff	Trustee
Mindy M. Posoff*

	/s/ Allan J. Reich	Trustee and Chair of the Board of Trustees
Allan J. Reich*

	/s/ Steven S. Rogers	Trustee
Steven S. Rogers*

	/s/ Kristi L. Rowsell	Trustee and President (Principal Executive Officer)
Kristi L. Rowsell

	/s/ Zachary D. Weber	Principal Financial Officer
Zachary D. Weber

* By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell

*Attorney in Fact, pursuant to a power of attorney, filed with Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, File No. 33- 38953, on January 25, 2019.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase